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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 03/31/2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Timpani Capital Management LLC
                 ---------------------------------
   Address:      Two Park Plaza
                 ---------------------------------
                 10850 West Park Place, Suite 1020
                 ---------------------------------
                 Milwaukee, WI  53224
                 ---------------------------------

Form 13F File Number: 28-14622
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brandon M. Nelson
         -------------------------------
Title:   Portfolio Manager
         -------------------------------
Phone:   (847) 509-1140
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Brandon M. Nelson              Milwaukee, WI       April 30, 2013
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    None

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total:  89
                                        --------------------

Form 13F Information Table Value Total:  $153,070
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    None


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           FORM 13F INFORMATION TABLE
                                                               VOTING AUTHORITY


        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- ----------- ------------------- ---------- ---------- --------------------------
                                                      VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------- -------------- --------- ----------- ---------- --- ---- ---------- ---------- -------- -------- --------
ACADIA HEALTHCARE
 COMPANY                  COM            00404A109   2,168      73,765    SH  -    SOLE                   73,765    -        -
AIR METHODS CORP          COM PAR $.06   009128307   3,035      62,907    SH  -    SOLE                   62,907    -        -
ALLEGIANT TRAVEL CO       COM            01748X102     720       8,114    SH  -    SOLE                    8,114    -        -
AMERICAN VANGUARD CORP    COM            030371108   1,811      59,284    SH  -    SOLE                   59,284    -        -
AMERICAN WOODMARK CORP    COM            030506109   2,722      79,998    SH  -    SOLE                   79,998    -        -
APOGEE ENTERPRISES INC    COM            037598109   2,498      86,303    SH  -    SOLE                   86,303    -        -
ARCTIC CAT INC            COM            039670104     702      16,074    SH  -    SOLE                   16,074    -        -
ASBURY AUTOMOTIVE GROUP
 INC                      COM            043436104   1,976      53,860    SH  -    SOLE                   53,860    -        -
BARRETT BUSINESS
 SERVICES INC             COM            068463108   2,057      39,054    SH  -    SOLE                   39,054    -        -
BEACON ROOFING SUPPLY
 INC                      COM            073685109   2,062      53,332    SH  -    SOLE                   53,332    -        -
BOTTOMLINE TECH DEL INC   COM            101388106   1,533      53,779    SH  -    SOLE                   53,779    -        -
BRUNSWICK CORP            COM            117043109   1,341      39,187    SH  -    SOLE                   39,187    -        -
CALLIDUS SOFTWARE INC     COM            13123E500     271      59,319    SH  -    SOLE                   59,319    -        -
CAPITAL SR LIVING CORP    COM            140475104   4,617     174,670    SH  -    SOLE                  174,670    -        -
CARDIOVASCULAR SYS INC
 DEL                      COM            141619106   1,133      55,318    SH  -    SOLE                   55,318    -        -
CATAMARAN                 COM            148887102     784      14,788    SH  -    SOLE                   14,788    -        -
CEVA INC                  COM            157210105     926      59,389    SH  -    SOLE                   59,389    -        -
COMMVAULT SYSTEMS INC     COM            204166102   2,965      36,155    SH  -    SOLE                   36,155    -        -
COMPUTER TASK GROUP INC   COM            205477102   1,398      65,351    SH  -    SOLE                   65,351    -        -
CONCEPTUS INC             COM            206016107   2,504     103,703    SH  -    SOLE                  103,703    -        -
CONNS INC                 COM            208242107   3,989     110,993    SH  -    SOLE                  110,993    -        -
COSTAR GROUP INC          COM            22160N109   3,594      32,834    SH  -    SOLE                   32,834    -        -
CYNOSURE INC              CL A           232577205   3,071     117,363    SH  -    SOLE                  117,363    -        -
DIAMONDBACK ENERGY INC    COM            25278X109   1,627      60,616    SH  -    SOLE                   60,616    -        -
DRIL-QUIP INC             COM            262037104   1,865      21,392    SH  -    SOLE                   21,392    -        -
EAGLE MATERIALS INC       COM            26969P108   2,560      38,417    SH  -    SOLE                   38,417    -        -
ECHO GLOBAL LOGISTICS
 INC                      COM            27875T101   1,079      48,757    SH  -    SOLE                   48,757    -        -
ELLIE MAE INC             COM            28849P100   1,214      50,465    SH  -    SOLE                   50,465    -        -
EXONE CO                  COM            302104104     582      17,372    SH  -    SOLE                   17,372    -        -
FIESTA RESTAURANT GROUP
 INC                      COM            31660B101      27       1,000    SH  -    SOLE                    1,000    -        -
FIVE BELOW INC            COM            33829M101   1,787      47,163    SH  -    SOLE                   47,163    -        -
GEOSPACE TECHNOLOGIES
 CORP                     COM            37364X109   1,738      16,100    SH  -    SOLE                   16,100    -        -
GRAND CANYON ED INC       COM            38526M106   3,202     126,114    SH  -    SOLE                  126,114    -        -
H & E EQUIPMENT SERVICES
 INC                      COM            404030108     797      39,093    SH  -    SOLE                   39,093    -        -
HEALTH INS INNOVATIONS
 INC                      COM CL A       42225K106   1,673     110,847    SH  -    SOLE                  110,847    -        -
HOMEOWNERS CHOICE INC     COM            43741E103   3,098     113,706    SH  -    SOLE                  113,706    -        -
IGNITE RESTAURANT GROUP
 INC                      COM            451730105     514      35,000    SH  -    SOLE                   35,000    -        -
INNERWORKINGS INC         COM            45773Y105   1,067      70,463    SH  -    SOLE                   70,463    -        -
INVENTURE FOODS INC       COM            461212102   1,251     160,839    SH  -    SOLE                  160,839    -        -
JACK IN THE BOX INC       COM            466367109   1,047      30,262    SH  -    SOLE                   30,262    -        -
JAZZ PHARMACEUTICALS PLC  SHS USD        G50871105   2,004      35,848    SH  -    SOLE                   35,848    -        -
LANNETT INC               COM            516012101   1,664     164,584    SH  -    SOLE                  164,584    -        -
LIFELOCK INC              COM            53224V100   1,315     136,593    SH  -    SOLE                  136,593    -        -
LINDSAY CORP COM          COM            535555106     445       5,052    SH  -    SOLE                    5,052    -        -
LITHIA MTRS INC           CL A           536797103   4,051      85,329    SH  -    SOLE                   85,329    -        -
MAGNACHIP SEMICONDUCTOR
 CORP                     COM            55933J203   2,151     124,289    SH  -    SOLE                  124,289    -        -
MARKET LEADER INC         COM            57056R103   1,569     175,153    SH  -    SOLE                  175,153    -        -
MASTEC INC                COM            576323109   2,397      82,224    SH  -    SOLE                   82,224    -        -
MAXIMUS INC               COM            577933104   2,199      27,501    SH  -    SOLE                   27,501    -        -
MERITAGE HOMES CORP       COM            59001A102     611      13,031    SH  -    SOLE                   13,031    -        -
MULTIMEDIA GAMES HLDG CO
 INC                      COM            625453105   3,090     148,071    SH  -    SOLE                  148,071    -        -
NATIONAL FINL PARTNERS
 CORP                     COM            63607P208     688      30,690    SH  -    SOLE                   30,690    -        -
NEUSTAR INC               CL A           64126X201   2,912      62,581    SH  -    SOLE                   62,581    -        -
NOVADAQ TECHNOLOGIES INC  COM            66987G102   2,162     218,193    SH  -    SOLE                  218,193    -        -
NUMEREX CORP PA           CL A           67053A102   1,151      90,000    SH  -    SOLE                   90,000    -        -
OASIS PETE INC NEW        COM            674215108   1,908      50,121    SH  -    SOLE                   50,121    -        -
ON ASSIGNMENT INC         COM            682159108   3,402     134,416    SH  -    SOLE                  134,416    -        -
OSI SYSTEMS INC           COM            671044105   2,251      36,139    SH  -    SOLE                   36,139    -        -
PERFORMANT FINL CORP      COM            71377E105   1,647     134,121    SH  -    SOLE                  134,121    -        -
PIKE ELEC CORP            COM            721283109     629      44,196    SH  -    SOLE                   44,196    -        -
PRIMORIS SVCS CORP        COM            74164F103     447      20,225    SH  -    SOLE                   20,225    -        -
PROS HOLDINGS INC         COM            74346Y103   1,532      56,389    SH  -    SOLE                   56,389    -        -
PROTO LABS INC            COM            743713109   1,420      28,923    SH  -    SOLE                   28,923    -        -
RADWARE LTD               ORD            M81873107     485      12,853    SH  -    SOLE                   12,853    -        -
ROSETTA RESOURCES INC     COM            777779307   1,466      30,806    SH  -    SOLE                   30,806    -        -
RYLAND GROUP INC          COM            783764103   3,365      80,842    SH  -    SOLE                   80,842    -        -
SEMTECH CORP              COM            816850101   2,257      63,746    SH  -    SOLE                   63,746    -        -
SODASTREAM INTERNATIONAL
 LTD                      USD SHS        M9068E105     696      14,017    SH  -    SOLE                   14,017    -        -
SOURCEFIRE INC            COM            83616T108     405       6,835    SH  -    SOLE                    6,835    -        -
SPREADTRUM
 COMMUNICATIONS INC       ADR            849415203     760      37,077    SH  -    SOLE                   37,077    -        -
STRATASYS LTD             SHS            M85548101   1,677      22,591    SH  -    SOLE                   22,591    -        -
SYNERGY RES CORP          COM            87164P103     963     140,332    SH  -    SOLE                  140,332    -        -
TANGOE INC                COM            87582Y108     794      64,116    SH  -    SOLE                   64,116    -        -
TEAM HEALTH HOLDINGS INC  COM            87817A107   3,987     109,584    SH  -    SOLE                  109,584    -        -
TEAM INC                  COM            878155100     768      18,710    SH  -    SOLE                   18,710    -        -
TEARLAB CORP              COM            878193101   2,470     357,934    SH  -    SOLE                  357,934    -        -
TILE SHOP HLDGS INC       COM            88677Q109     931      44,331    SH  -    SOLE                   44,331    -        -
TRANSDIGM GROUP INC       COM            893641100   1,492       9,757    SH  -    SOLE                    9,757    -        -
TREE COM INC              COM            894675107   2,290     123,866    SH  -    SOLE                  123,866    -        -
TREX CO INC               COM            89531P105     726      14,764    SH  -    SOLE                   14,764    -        -
TRI POINTE HOMES INC      COM            87265H109     993      49,258    SH  -    SOLE                   49,258    -        -
TUMI HLDGS INC            COM            89969Q104     466      22,265    SH  -    SOLE                   22,265    -        -
TYLER TECHNOLOGIES INC    COM            902252105   2,282      37,253    SH  -    SOLE                   37,253    -        -
ULTRATECH INC             COM            904034105   1,357      34,319    SH  -    SOLE                   34,319    -        -
UNITED INS HLDGS CORP     COM            910710102     401      70,010    SH  -    SOLE                   70,010    -        -
U S SILICA HLDGS INC      COM            90346E103     707      30,000    SH  -    SOLE                   30,000    -        -
VALMONT INDS INC          COM            920253101   3,730      23,717    SH  -    SOLE                   23,717    -        -
VOCERA COMMUNICATIONS
 INC                      COM            92857F107     740      32,164    SH  -    SOLE                   32,164    -        -
WAGEWORKS INC             COM            930427109   2,210      88,293    SH  -    SOLE                   88,293    -        -

Total Fair Market Value (in thousands):            153,070